SHAREHOLDERS' EQUITY (Details)						3 Months Ended
	May 07, 2025 ARS ($)	Feb. 13, 2025 vote $ / shares shares	Feb. 12, 2025 ARS ($)	Dec. 06, 2024 ARS ($)	Dec. 05, 2024 ARS ($) vote $ / shares shares	Mar. 31, 2025 ARS ($) vote $ / shares shares	Mar. 31, 2024 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure Of Capital Stock Adjustments [Line Items]
Capital Stock						$ 1,606,254,000		$ 1,588,514,000
Capital Increase				$ 739,572,218,000	$ 681,199,458,000	$ 104,028,765,000	$ 0
Expenses related to the capital increase				$ 1,063,171,000	$ 979,257,000
Grupo Financiero Galicia S.A.
Disclosure Of Capital Stock Adjustments [Line Items]
Capital Increase			$ 100,962,767,000
Expenses related to the capital increase			$ 674,103,000
Major ordinary share transactions | Grupo Financiero Galicia S.A.
Disclosure Of Capital Stock Adjustments [Line Items]
Capital Increase	$ 104,728,008,000
Expenses related to the capital increase	$ 699,243,000
Class A Ordinary Shares
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares						281,221,650
Par value per share (in dollars per share) | $ / shares						$ 1
Vote per share (in vote per share) | vote						5
Class B Ordinary Shares
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares						1,325,032,079
Par value per share (in dollars per share) | $ / shares					$ 1	$ 1
Vote per share (in vote per share) | vote					1	1
Class B Ordinary Shares | Shareholders Meeting | Grupo Financiero Galicia S.A.
Disclosure Of Capital Stock Adjustments [Line Items]
Par value per share (in dollars per share) | $ / shares		$ 1
Vote per share (in vote per share) | vote		1
Increase (decrease) in number of ordinary shares issued (in shares) | shares		17,740,028
Ordinary shares
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares					113,821,610